Stockholders' Equity and Stock-Based Compensation (Details 3) - Restricted stock and restricted stock unit [Member]	12 Months Ended
Dec. 31, 2015 shares
Status of the Company's restricted stock and restricted stock unit awards
Total nonvested, Beginning balance	66,447
Granted	45,652
Vested	(29,287)
Forfeited	(9,185)
Total nonvested, Ending balance	73,627